EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.1 - Schedule 4

Loan ID	Redaction ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXX	2175440	XXXX	XXXX	Amount of Other Lien	titlePage	XXXX	XXXX	1st lien balance